CONVERTIBLE DEBT (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands		12 Months Ended
	Dec. 03, 2015 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Sep. 30, 2014 ILS (₪) ₪ / shares
Debt Instrument Line Items
Proceeds from private placement	$ 10,125
Convertible debt		$ 29,526		$ 35,463
Series L Convertible Bonds [Member]
Debt Instrument Line Items
Convertible bonds, aggregate par value		$ 29,854			₪ 143,500
Bond purchase price expressed as a percentage of par value		96.50%
Convertible bonds, annual interest rate		5.00%	5.00%
Date of first required payment		Mar. 31, 2016
Convertible bonds, conversion price | (per share)		$ 8.74			₪ 33.605
Accrued interest		$ 376		$ 463
Convertible debt		$ 29,526
Series L Convertible Bonds [Member] | Israel, New Shekels [Member]
Debt Instrument Line Items
Convertible bonds, aggregate par value | ₪			₪ 114,789
Series L Convertible Bonds [Member] | Maximum [Member]
Debt Instrument Line Items
Convertible bonds, annual interest rate		6.00%	6.00%